Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale investment securities
Municipals	$ 4,184	$ 4,068
Other available-for-sale securities	6,147	5,885
Total assets at fair value	35,269	39,822
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale investment securities
Mortgage backed	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale investment securities
Mortgage backed	24,938	29,869
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale investment securities
Mortgage backed	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale investment securities
Mortgage backed	24,938	29,869
Fair Value, Inputs, Level 1 [Member]
Available-for-sale investment securities
Municipals	0	0
Other available-for-sale securities	0	0
Total assets at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale investment securities
Municipals	4,184	4,068
Other available-for-sale securities	4,139	4,049
Total assets at fair value	33,261	37,986
Fair Value, Inputs, Level 3 [Member]
Available-for-sale investment securities
Municipals	0	0
Other available-for-sale securities	2,008	1,836
Total assets at fair value	$ 2,008	$ 1,836